OTHER ASSETS, INCOME AND EXPENSE - Schedule of other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Long-term investments	$ 48,560	$ 23,925
Investments accounted for using the equity method	258,408	40,266
Advisor and employee loans	36,422	36,470
Other related party loans	20,361	9,072
Other	19,436	15,009
Total other assets	$ 383,187	$ 124,742